Certain Balance Sheet Components Accounts Receivable, Net Additional Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long term Retainage Contract Receivables [Line Items]
Unbilled Contracts Receivable	$ 7.4	$ 2.1
Long-term unbilled receivables and long-term retainage contract receivables	31.5	5.9
Number of months current retainage amounts and unbilled receivables are expected to be collected	12 months
Number of months collection is not anticipated for long-term unbilled and retainage contract receivables	12 months
Number of Months Long-Term Unbilled and Retainage Contract Receivables are Expected to be Collected	15 months
Long Term Retainage Contract Receivables [Member]
Long term Retainage Contract Receivables [Line Items]
Contract Receivable Retainage, Due One Year or Less	2.5	12.5
Reclassified from current accounts receivables to other long-term assets [Member]
Long term Retainage Contract Receivables [Line Items]
Unbilled Contracts Receivable	15.3
Contract Receivable Retainage, Due after One Year	$ 10.9